Royalty, Stream and Other Interests - Moss Gold Royalty (Details) - Moss Gold Royalty - claim	Dec. 31, 2020	Sep. 28, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Number of unpatented lode claims	63
Trigger One
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage on patented claims	1.00%
Trigger Two
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage on patented claims	0.50%
Trigger Three
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage on patented claims	3.00%
Minimum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage		0.50%
Maximum
Disclosure of detailed information about property, plant and equipment [line items]
Net smelter return royalty, percentage		3.00%